OBLIGATIONS OF LAW No. 14,182/2021 - Maturity Analysis Of Obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OBLIGATIONS OF LAW No. 14,182/2021
Obligations for privatization of the company	R$ 43,766,663	R$ 42,022,123	R$ 39,519,406
2026
OBLIGATIONS OF LAW No. 14,182/2021
Obligations for privatization of the company	3,738,498
2027
OBLIGATIONS OF LAW No. 14,182/2021
Obligations for privatization of the company	2,405,436
2027
OBLIGATIONS OF LAW No. 14,182/2021
Obligations for privatization of the company	3,926,222
2028
OBLIGATIONS OF LAW No. 14,182/2021
Obligations for privatization of the company	3,681,076
2029
OBLIGATIONS OF LAW No. 14,182/2021
Obligations for privatization of the company	3,435,893
2030
OBLIGATIONS OF LAW No. 14,182/2021
Obligations for privatization of the company	3,207,231
After 2030
OBLIGATIONS OF LAW No. 14,182/2021
Obligations for privatization of the company	R$ 23,372,307
Energy Development Account
OBLIGATIONS OF LAW No. 14,182/2021
Percentage used for determining the present value of obligations	7.60%
Obligations for privatization of the company	R$ 37,764,583	35,610,560	32,811,606
Energy Development Account | 2026
OBLIGATIONS OF LAW No. 14,182/2021
Obligations for privatization of the company	2,713,674
Energy Development Account | 2027
OBLIGATIONS OF LAW No. 14,182/2021
Obligations for privatization of the company	1,834,451
Energy Development Account | 2027
OBLIGATIONS OF LAW No. 14,182/2021
Obligations for privatization of the company	3,022,984
Energy Development Account | 2028
OBLIGATIONS OF LAW No. 14,182/2021
Obligations for privatization of the company	2,809,496
Energy Development Account | 2029
OBLIGATIONS OF LAW No. 14,182/2021
Obligations for privatization of the company	2,611,084
Energy Development Account | 2030
OBLIGATIONS OF LAW No. 14,182/2021
Obligations for privatization of the company	2,426,683
Energy Development Account | After 2030
OBLIGATIONS OF LAW No. 14,182/2021
Obligations for privatization of the company	R$ 22,346,211
River Basin Revitalization
OBLIGATIONS OF LAW No. 14,182/2021
Percentage used for determining the present value of obligations	5.67%
Obligations for privatization of the company	R$ 6,002,080	R$ 6,411,563	R$ 6,707,800
River Basin Revitalization | 2026
OBLIGATIONS OF LAW No. 14,182/2021
Obligations for privatization of the company	1,024,824
River Basin Revitalization | 2027
OBLIGATIONS OF LAW No. 14,182/2021
Obligations for privatization of the company	570,985
River Basin Revitalization | 2027
OBLIGATIONS OF LAW No. 14,182/2021
Obligations for privatization of the company	903,238
River Basin Revitalization | 2028
OBLIGATIONS OF LAW No. 14,182/2021
Obligations for privatization of the company	871,580
River Basin Revitalization | 2029
OBLIGATIONS OF LAW No. 14,182/2021
Obligations for privatization of the company	824,809
River Basin Revitalization | 2030
OBLIGATIONS OF LAW No. 14,182/2021
Obligations for privatization of the company	780,548
River Basin Revitalization | After 2030
OBLIGATIONS OF LAW No. 14,182/2021
Obligations for privatization of the company	R$ 1,026,096